Investment in Affiliate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of Investments [Line Items]
SVTP Preferred Shares		1,879,699
Discontinued Operation, Ownership Interest after Disposal	19.90%
Investments in and Advances to Affiliates, at Fair Value		$ 2.1